STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK OPTIONS AND WARRANTS
STOCK OPTIONS AND WARRANTS

NOTE 15 - STOCK OPTIONS AND WARRANTS

As of March 31, 2022, there were 0 options outstanding and exercisable.

A summary of the Company’s option activity during the three months ended March 31, 2022 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance outstanding, January 1, 2022	37,000	$1.32	0.01	$75,850
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(37,000)	-	-	-
Balance outstanding, March 31, 2022	-	$-	-	$-

Exercisable, March 31, 2022	-	$-	-	$-

As of March 31, 2022, there were 2,949,411 warrants outstanding and 2,949,411 warrants exercisable with expiration dates from May 2023 through August 2027.

A summary of the Company’s warrant activity during the three months ended March 31, 2022 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance outstanding, January 1, 2022	3,698,238	$2.02	2.03	$4,992,621
Granted	2,000,000	-	-	-
Forfeited	-	-	-	-
Exercised	(2,748,797)	-	-	-
Expired	-	-	-	-
Balance outstanding, March 31, 2022	2,949,441	$2.89	4.24	$113,933

Exercisable, March 31, 2022	2,949,411	$2.89	4.24	$113,933

NOTE 15 - STOCK OPTIONS AND WARRANTS

As of December 31, 2021, there were 37,000 options outstanding and 37,000 options exercisable with expiration dates of January 2022.

A summary of the Company’s option activity during the years ended December 31, 2021 and 2020 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, January 1, 2020	74,000	$1.32	1.47	$64,800
Granted	-	-	-	-
Forfeited	(12,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	62,000	$1.19	0.60	$242,200
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(25,000)	-	-	-
Balance Outstanding, December 31, 2021	37,000	$1.32	0.01	$75,850

Exercisable, December 31, 2021	37,000	$1.32	0.01	$75,850

As of December 31, 2021, there were 3,698,238 warrants outstanding and 3,698,238 warrants exercisable with expiration dates from May 2023 through March 2024.

Warrant Anti-Dilution Adjustment and Deemed Dividend

The Company’s warrants outstanding contain certain anti-dilution adjustments if the Company issues shares of its common stock at a lower price per share than the applicable exercise price of the underlying warrant. If any such dilutive issuance occurs prior to the exercise of such warrant, the exercise price will be adjusted downward to a price equal to the common stock issuance, and the number of warrants that may be purchase upon exercise is increased proportionately so that the aggregate exercise price payable under the warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. On December 21, 2021, the Company issued its common stock upon conversion of its convertible debt at an issuance price of $2.02 per share. As a result, the Company issued additional warrants to the Company’s existing warrant holders to purchase 2,533,565 shares of common stock with an exercise price of $2.02 per share. The new warrants were issued with a weighted average contractual term of 2.04 years. The deemed dividend was recorded as an increase to accumulated deficit and additional paid-in capital and reduced net income available to common shareholders by the same amount. The Company valued (a) the fair value of the warrants immediately before the re-pricing in the amount of $1,915,077, (b) the fair value of the warrants immediately after the re-pricing in the amount of $9,548,110, and (c) recorded the difference as deemed dividend in the amount of $7,633,033. The warrants were valued using the Black-Scholes option pricing model using the following terms: a) fair value of common stock of $3.75, b) exercise prices of $5.00, $6.00 and $7.50 before re-pricing, c) exercise price of $2.02 after re-pricing, d) terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years, e) dividend rate of 0%, and f) risk free interest rate of 0.41%.

A summary of the Company’s warrant activity for the years ending December 31, 2021 and 2020 is as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2020	1,164,673	$6.41	4.01	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	1,164,673	$6.41	3.01	$5,360
Granted	2,533,565	2.02	2.04	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2021	3,698,238	$2.02	2.03	$4,992,621

Exercisable, December 31, 2021	3,698,238	$2.02	2.03	$4,992,621